Property and Equipment	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following (in millions):

	November 30,
	2014		2013
Ships, including ship improvements	$42,886		$42,367
Ships under construction	533		535
	43,419		42,902
Land, buildings and improvements, including leasehold improvements and port facilities	1,088		971
Computer hardware and software, transportation equipment and other	1,322		1,251
Total property and equipment	45,829		45,124
Less accumulated depreciation and amortization	(13,056)		(12,219)
	$32,773	(a)	$32,905	(a)

(a)
At November 30, 2014 and 2013, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.6 billion, $12.6 billion, $0.3 billion and $0.1 billion and $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all included in our ships under construction, amounted to $21 million, $15 million and $17 million in 2014, 2013 and 2012, respectively.
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $918 million, $954 million and $832 million in 2014, 2013 and 2012, respectively, and are substantially all included in other ship operating expenses.
During 2012, we wrote-off the net carrying value of a ship related to the January 2012 ship incident and received €395 million (or $508 million) of hull and machinery insurance proceeds for the total loss of the ship. As a result, in 2012 we recognized €14 million (or $17 million) of proceeds in excess of the net carrying value of the ship as a reduction of other ship operating expenses. In addition, during 2012 we incurred $28 million of January 2012 ship incident-related expenses, that were not covered by insurance and are principally included in other ship operating expenses. See Note 7 for a discussion of loss contingencies related to the January 2012 ship incident.
See Note 10 for a discussion regarding ship sales and impairments.